Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Operating Expenses Tables
Schedule of Other Operating Cost and Expense, by Component

Selling expenses for the years ended December 31, 2015 and 2014 were comprised of the following:

	December 31,
	2015	2014
Personnel	$4,906	$5,318
Shipping and Handling	11,202	7,994
Sales commissions	4,073	2,652
Allowance for doubtful accounts and write-off’s	1,286	20
Services	1,735	970
Packaging	1,092	929
Other Selling Expenses	3,285	4,854
Total Selling Expense	$27,579	$22,737

General and administrative expenses for the years ended December 31, 2015 and 2014 were comprised of the following:

	December 31,
	2015	2014
Personnel	$4,359	$4,454
Professional Fees	3,645	3,070
Taxes	1,530	582
Services	2,462	2,315
Depreciation and Amortization	2,303	1,315
Other expenses	4,621	4,591
Total General and administrative expenses	$18,920	$16,327